Commitments and Contingencies (Details) - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 23, 2023	Feb. 10, 2023	Dec. 09, 2022	Dec. 08, 2022	Dec. 05, 2022	Feb. 22, 2022	Feb. 19, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2022	Jul. 05, 2022
Commitments and Contingencies (Details) [Line Items]
Stock-based compensation expense											$ 366,000	$ 26,000	$ 813,000	$ 179,000
Number of shares owned by stockholders (in Shares)											29,643,434		23,442,353	20,580,109
Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Share issue price by initial stockholders, on one month extension (in Dollars per share)					$ 0.05
Payment made to non redeeming stockholders	$ 326,362
Roth CH Acquisition IV Co. [Member]
Commitments and Contingencies (Details) [Line Items]
Minimum period of piggy-back registration rights											5 years
Maximum period of piggy-back registration rights											7 years
Aggregate gross proceeds											4.50%		4.50%
Amount of advisory fee payable											$ 5,175,000		$ 5,175,000
Number of shares issued for services rendered (in Shares)								300,000		100	375,000
Share price for services rendered (in Dollars per share)													$ 9.2
Placement agent fee																50.00%
Number of shares owned by stockholders (in Shares)											3,336,500		3,336,500	3,336,500
Share issue price by initial stockholders (in Dollars per share)							$ 0.083
Payment made to non redeeming stockholders															$ 135,440
Non-redeeming stockholder agreement Initial Payment											$ 135,440
Roth CH Acquisition IV Co. [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Minimum period of piggy-back registration rights													5 years
Roth CH Acquisition IV Co. [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Minimum period of piggy-back registration rights													7 years
Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares sold for sale and purchase agreement (in Shares)								1,645,000
Proceeds from sale and purchase agreement											$ 2,300,000		$ 2,300,000
Share issue price by initial stockholders, on one month extension (in Dollars per share)	$ 0.05	$ 0.05	$ 0.05
Payment made to non redeeming stockholders		$ 326,362	$ 1		$ 326,362
Roth CH Acquisition IV Co. [Member] | L1 Energy Capital Management [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Proceeds from the sale of convertible promissory notes				$ 50,000,000
Roth CH Acquisition IV Co. [Member] | Private Placement [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares sold for sale and purchase agreement (in Shares)											424,000		424,000
Roth CH Acquisition IV Co. [Member] | Fixed Compensation Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issued for services rendered (in Shares)								100,000
Roth CH Acquisition IV Co. [Member] | Variable Compensation Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issued for services rendered (in Shares)								200,000
Placement agent fee								$ 50,000,000	$ 50,000,000
Roth CH Acquisition IV Co. [Member] | Advisor Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issued for services rendered (in Shares)													300,000
Share price for services rendered (in Dollars per share)													$ 10.2
Stock-based compensation expense
Roth CH Acquisition IV Co. [Member] | Common Stock [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares sold for sale and purchase agreement (in Shares)								1,645,000
Financial Advisor [Member] | Roth CH Acquisition IV Co. [Member]
Commitments and Contingencies (Details) [Line Items]
Placement agent fee																4.00%
Non Redemption Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Share issue price by initial stockholders, on one month extension (in Dollars per share)			$ 0.05		$ 0.05
Payment made to non redeeming stockholders															135,440
Non Redemption Agreement [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Share issue price by initial stockholders, on one month extension (in Dollars per share)					$ 0.05
Non Redemption Agreement [Member] | Roth CH Acquisition IV Co. [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares owned by stockholders (in Shares)						1,631,811	1,631,811
Share issue price by initial stockholders (in Dollars per share)						$ 1	$ 0.083
Share issue price by initial stockholders, on one month extension (in Dollars per share)						$ 0.05	$ 0.05
Payment made to non redeeming stockholders											163,182		135,440		$ 135,440
Non-redeeming stockholder agreement Initial Payment											163,181	$ 135,440	$ 135,440
Non Redemption Agreement [Member] | Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Proceeds from sale and purchase agreement											$ 2,300,000
Share issue price by initial stockholders, on one month extension (in Dollars per share)			$ 1
Payment made to non redeeming stockholders			$ 1		$ 163,181
Business Combination Marketing Agreement [Member] | Roth CH Acquisition IV Co. [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issued for services rendered (in Shares)								200,000